FINANCIAL INSTRUMENTS (Schedule of Assumptions) (Details) - Financial Instruments [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Price per share	$ 1.08
Volatility	66.00%
Expected term	2 years	3 years
Expected dividend	0.00%	0.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Price per share		$ 1.84
Volatility		62.00%
Risk free interest rate	0.10%	1.63%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Price per share		$ 2.07
Volatility		63.00%
Risk free interest rate	0.13%	1.71%